Leases - Consolidated balance sheet information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2022 CNY (¥)
Leases
Right-of-use assets	¥ 8,814	$ 1,208	¥ 16,353	¥ 31,132
Current portion of lease liabilities	1,291	177	7,399	22,132
Non-current lease liabilities	¥ 5,285	$ 724	¥ 7,641	¥ 25,807